Description of Business and Summary of Significant Accounting Policies And Going Concern - Revenue Recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue
Total Revenue	$ 458,633	$ 2,821,044	$ 5,385,077	$ 3,677,896
Professional services (over time)
Disaggregation of Revenue
Total Revenue	383,633	2,758,544	4,415,512	3,477,896
License fees (over time)
Disaggregation of Revenue
Total Revenue	$ 75,000	$ 62,500	$ 250,000	$ 200,000